Artio International Equity Fund
Investment Objective
The investment objective of the Artio International Equity Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio International Equity Fund Artio International Equity Fund		Class A, Artio International Equity Fund	Class I, Artio International Equity Fund
Management Fees		0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.15%	0.14%
Total Annual Fund Operating Expenses	[1]	1.29%	1.03%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio International Equity Fund Artio International Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio International Equity Fund	131	409	708	1,556
Class I, Artio International Equity Fund	105	328	569	1,259

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in international equity-related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund may invest in companies of all sizes. The Adviser uses both a bottom-up and top-down approach to investments. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie. pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 34.11% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• May invest in precious metal-related instruments (such as gold, silver, platinum and palladium), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. From time to time the Fund may have significant exposure to gold. Gold is a commodity which has risen significantly over the past decade and historically has been a volatile investment and from time to time subject to government restrictions or prohibitions. Although the Fund is not permitted to make direct investments in gold bullion, it is permitted to invest in gold through the precious-metal related instruments listed above. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund. To the extent precious metal-related instruments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The offshore subsidiary is subject to the same investment restrictions as the Fund.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. From time to time, the Fund’s investments in derivatives may be significant.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund will primarily invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks association with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time the Fund may have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious-metal related instruments listed above in the Fund’s Principal Investment Strategies. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

Unlike securities which may generate income throughout the Fund’s holding period through dividends or other current payments, the Fund’s investment in precious metal-related instruments results in no income being derived from such investments during the holding period of such instruments. Investments in futures contracts and similar “derivative” instruments related to precious metals also carries additional risks, in that these types of instruments are (i) often more volatile than direct investments in the commodity underlying them, because they commonly involve significant “built in” leverage, and (ii) subject to the risk of default by the counterparty to the contract. For example, a shortage in the supply of gold would have a material effect on the gold market and the market for gold-related instruments which could adversely affect the value of the Fund’s investments in gold-related instruments if, for example, as a result of the shortage there was insufficient gold to cover the underlying instruments resulting in a counterparty default. In addition, the taxable income derived from trading in precious metals and certain contracts and derivatives relating to precious metals may result in negative tax consequences. Finally, if, the Fund holds its precious metal investments in book account, such investments would subject the Fund to the credit risk of the party holding the precious metals.

In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) the Fund is limited in the amount of income that it may derive from certain sources, such as investments in many precious-metal related instruments, to 10% of gross income on an annual basis (See “Additional Information Concerning Taxes” in the Fund’s Statement of Additional Information). The Fund has established a wholly-owned subsidiary in the Cayman Islands which is intended to provide the Fund with exposure to the precious metal-related commodity markets consistent with the limitations of Subchapter M of the Code. The Fund received a private letter ruling from the IRS which concludes that the income from the subsidiary is qualifying income under Subchapter M of the Code.

The Adviser closely monitors the income derived from precious-metal related instruments in order to comply with the requirements of Subchapter M. Compliance with this provision of the Code may require the recognition of gains through the sale of securities and other investments not subject to the 10% gross income limitation. This would cause the Fund to recognize income earlier, or at less favorable tax rates, than might otherwise be the case.

The gold market is a global marketplace which trades both Over-the-Counter (“OTC”) and through various exchanges. The OTC market generally consists of transactions in spot, forward, options and other derivatives, while exchange-traded transactions consist of futures and options.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 22.02% (for the quarter ended June 30, 2009) Lowest quarterly return: -22.45% (for the quarter ended September 30, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio International Equity Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Artio International Equity Fund Return Before Taxes Class A, Artio International Equity Fund	Class A –Return Before Taxes	Oct 4, 1993	8.52%	3.08%	5.95%
Artio International Equity Fund Return Before Taxes Class I, Artio International Equity Fund	Class I–Return Before Taxes	Nov 17, 1999	8.82%	3.33%	6.30%
Artio International Equity Fund Return After Taxes on Distributions Class A, Artio International Equity Fund	Class A–Return After Taxes on Distributions	Oct 4, 1993	8.24%	1.84%	5.09%
Artio International Equity Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio International Equity Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Oct 4, 1993	5.90%	2.50%	5.06%
MSCI All Country World ex-U.S. Index Inception Period, Since 10/4/93	MSCI All Country World ex-U.S. Index		11.15%	4.82%	5.54%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio International Equity Fund II
Investment Objective
The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio International Equity Fund II Artio International Equity Fund II		Class A, Artio International Equity Fund II	Class I, Artio International Equity Fund II
Management Fees		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.15%	0.16%
Total Annual Fund Operating Expenses	[1]	1.30%	1.06%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio International Equity Fund II Artio International Equity Fund II (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio International Equity Fund II	132	412	713	1,568
Class I, Artio International Equity Fund II	108	337	585	1,294

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in international equity-related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund invests in mid-size and larger companies. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”) focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 31.96% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• Invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than  $2.5 billion as determined at the time of purchase.

• May invest in precious metal-related instruments (such as gold, silver, platinum and palladium), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. From time to time the Fund may have significant exposure to gold. Gold is a commodity which has risen significantly over the past decade and historically has been a volatile investment and from time to time subject to government restrictions or prohibitions. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund. To the extent precious metal-related instruments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The offshore subsidiary is subject to the same investment restrictions as the Fund.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. From time to time, the Fund’s investments in derivatives may be significant.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate.

Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time the Fund may have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious-metal related instruments listed above in the Fund’s Principal Investment Strategies. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

Unlike securities which may generate income throughout the Fund’s holding period through dividends or other current payments, the Fund’s investment in precious metal-related instruments results in no income being derived from such investments during the holding period of such instruments. Investments in futures contracts and similar “derivative” instruments related to precious metals also carries additional risks, in that these types of instruments are (i) often more volatile than direct investments in the commodity underlying them, because they commonly involve significant “built in” leverage, and (ii) subject to the risk of default by the counterparty to the contract. For example, a shortage in the supply of gold would have a material affect on the gold market and the market for gold-related instruments which could adversely affect the value of the Fund’s investments in gold-related instruments if, for example, as a result of the shortage there was insufficient gold to cover the underlying instruments resulting in a counterparty default. In addition, the taxable income derived from trading in precious metals and certain contracts and derivatives relating to precious metals may result in negative tax consequences.

Finally, if, the Fund holds its precious metal investments in book account, such investments would subject the Fund to the credit risk of the party holding the precious metals.

In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) the Fund is limited in the amount of income that it may derive from certain sources, such as investments in many precious-metal related instruments, to 10% of gross income on an annual basis (See “Additional Information Concerning Taxes” in the Fund’s Statement of Additional Information). The Fund has established a wholly-owned subsidiary in the Cayman Islands which is intended to provide the Fund with exposure to the precious metal-related commodity markets consistent with the limitations of Subchapter M of the Code. The Fund received a private letter ruling from the IRS which concludes that the income from the subsidiary is qualifying income under Subchapter M of the Code.

The Adviser closely monitors the income derived from precious-metal related instruments in order to comply with the requirements of Subchapter M. Compliance with this provision of the Code may require the recognition of gains through the sale of securities and other investments not subject to the 10% gross income limitation. This would cause the Fund to recognize income earlier, or at less favorable tax rates, than might otherwise be the case.

The gold market is a global marketplace which trades both Over-the-Counter (“OTC”) and through various exchanges. The OTC market generally consists of transactions in spot, forward, options and other derivatives, while exchange-traded transactions consist of futures and options.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.94% (for the quarter ended June 30, 2009) Lowest quarterly return: -19.71% (for the quarter ended September 30, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio International Equity Fund II	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Artio International Equity Fund II Return Before Taxes Class A, Artio International Equity Fund II	Class A –Return Before Taxes	May 4, 2005	7.78%	3.58%	6.21%
Artio International Equity Fund II Return Before Taxes Class I, Artio International Equity Fund II	Class I–Return Before Taxes	May 4, 2005	7.97%	3.86%	6.51%
Artio International Equity Fund II Return After Taxes on Distributions Class A, Artio International Equity Fund II	Class A–Return After Taxes on Distributions	May 4, 2005	7.42%	3.09%	5.77%
Artio International Equity Fund II Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio International Equity Fund II	Class A–Return After Taxes on Distributions and Sale of Fund Shares	May 4, 2005	5.38%	2.96%	5.28%
MSCI All Country World ex-U.S. Index Inception Period, Since 5/4/05	MSCI All Country World ex-U.S. Index		11.15%	4.82%	7.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio Total Return Bond Fund
Investment Objective
The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio Total Return Bond Fund Artio Total Return Bond Fund		Class A, Artio Total Return Bond Fund	Class I, Artio Total Return Bond Fund
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.10%	0.09%
Total Annual Fund Operating Expenses	[1]	0.70%	0.44%
Fee Waiver/Expense Reimbursement		(0.01%)	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	0.69%	0.44%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio Total Return Bond Fund Artio Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio Total Return Bond Fund	70	223	389	870
Class I, Artio Total Return Bond Fund	45	141	246	555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in investment grade fixed income securities. The majority of the strategy will be focused on U.S. dollar-denominated securities. However, the Fund may incorporate issues denominated in other currencies including those in emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s expectation to U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• May invest in a diversified portfolio of fixed income securities of domestic and international issuers.

• Invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets.

• Managed to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index. As of October 31, 2010, the duration of the Barclays Capital US Aggregate Bond Index was 4.59 years. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund’s duration.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

• Invests in mortgage-backed and other asset-backed securities, including corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2010 the Fund had 7.79% of its net assets invested in government sponsored mortgage-backed securities and an additional 33.13% of its net assets in other asset-backed securities.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 6.71% (for the quarter ended June 30, 2002) Lowest quarterly return: -2.94% (for the quarter ended June 30, 2004)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio Total Return Bond Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Artio Total Return Bond Fund Return Before Taxes Class A, Artio Total Return Bond Fund	Class A –Return Before Taxes	Jul 1, 1992	7.65%	6.11%	6.77%
Artio Total Return Bond Fund Return Before Taxes Class I, Artio Total Return Bond Fund	Class I–Return Before Taxes	Nov 17, 1999	7.92%	6.38%	7.08%
Artio Total Return Bond Fund Return After Taxes on Distributions Class A, Artio Total Return Bond Fund	Class A–Return After Taxes on Distributions	Jul 1, 1992	5.54%	4.29%	5.07%
Artio Total Return Bond Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio Total Return Bond Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 1, 1992	5.40%	4.18%	4.87%
Barclays Capital US Aggregate Bond Index	Barclays Capital US Aggregate Bond Index		6.54%	5.80%	5.84%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio Global High Income Fund
Investment Objective
The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio Global High Income Fund Artio Global High Income Fund		Class A, Artio Global High Income Fund	Class I, Artio Global High Income Fund
Management Fees		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.10%	0.09%
Total Annual Fund Operating Expenses	[1][2]	1.00%	0.74%
[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio Global High Income Fund Artio Global High Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio Global High Income Fund	102	318	552	1,225
Class I, Artio Global High Income Fund	76	237	411	918

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in lower quality, high income producing investments. The majority of the strategy is directed toward below investment grade securities denominated in U.S. dollars. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. However, the Fund may also invest in non-U.S. dollar securities including those in emerging markets. The Adviser uses a top-down/bottom-up process which brings together insights related to issue, industry, asset class, macroeconomics, maturity and sector. The Adviser seeks to identify stable to improving investment opportunities through an approach which examines the industry in which an issuer operates as well as how that industry is evolving. Further analysis is directed at determining how the issuer is positioned, its strengths and weaknesses, and other factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

• Invests in securities issued by corporations, banks, governments, government entities and supranational organizations.

• Normally invests at least 60% of its net assets in U.S. dollar denominated securities.

• Ordinarily invests in no fewer than three different countries outside the U.S.

• Invests in securities the Adviser believes exhibit stable to improving credit terms based on industry characteristics and trends, company positioning and management strategy.

• Invests in bank loans.

• May invest in delayed funding loans and revolving credit facilities.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Below Investment Grade Securities Risk: The Fund’s investments in lower quality debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

• Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.92% (for the quarter ended June 30, 2009) Lowest quarterly return: -18.97% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio Global High Income Fund	Label	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception
Artio Global High Income Fund Return Before Taxes Class A, Artio Global High Income Fund	Class A –Return Before Taxes	Dec 17, 2002	12.28%	8.80%	10.57%
Artio Global High Income Fund Return Before Taxes Class I, Artio Global High Income Fund	Class I–Return Before Taxes	Jan 30, 2003	12.55%	9.05%	10.89%
Artio Global High Income Fund Return After Taxes on Distributions Class A, Artio Global High Income Fund	Class A–Return After Taxes on Distributions	Dec 17, 2002	8.43%	5.84%	7.38%
Artio Global High Income Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio Global High Income Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Dec 17, 2002	8.10%	5.75%	7.26%
Bank of America Global High Yield Constrained Index	Bank of America Global High Yield Constrained Index		13.76%	9.19%	11.12%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio Local Emerging Markets Debt Fund
Investment Objective
The investment objective of the Artio Local Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio Local Emerging Markets Debt Fund Artio Local Emerging Markets Debt Fund		Class A, Artio Local Emerging Markets Debt Fund	Class I, Artio Local Emerging Markets Debt Fund
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.76%	0.76%
Total Annual Fund Operating Expenses		1.71%	1.46%
Fee Waiver/Expense Reimbursement		(0.51%)	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.20%	0.93%
[1]	"Other Expenses'" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio Local Emerging Markets Debt Fund Artio Local Emerging Markets Debt Fund (USD $)	1 Year	3 Years
Class A, Artio Local Emerging Markets Debt Fund	122	489
Class I, Artio Local Emerging Markets Debt Fund	95	410

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies. The Adviser’s investment process is centered on analyzing macroeconomic factors across emerging market countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s expectations concerning U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income instruments including forward foreign exchange contracts denominated in emerging market currencies. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund will invest in fixed income instruments issued by governments, supranational entities, quasi—governmental institutions and corporations that are economically tied to the emerging markets.

• The Fund will be managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2010, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.51 years.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. From time to time, the Fund’s investments in derivatives may be significant. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

• The Fund may invest in below investment grade securities.

• The Fund may invest in emerging market currencies which may be accomplished through the use of forward foreign exchange contracts or other derivative instruments.

Principal Investment Risks

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Diversification Risk: As a non-diversified mutual fund, the Fund may invest a greater portion of its assets in the securities of a single issuer or similar types of issuers, and, as a result, may be subject to greater fluctuations in share price due to changes in the market value of a single investment or similar types of investments.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Below Investment Grade Securities Risk: The Fund’s investments in lower quality debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.

Artio US Microcap Fund
Investment Objective
The investment objective of the Artio US Microcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio US Microcap Fund Artio U.S. Microcap Fund		Class A, Artio US Microcap Fund	Class I, Artio US Microcap Fund
Management Fees		1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.26%	1.14%
Total Annual Fund Operating Expenses	[1]	2.76%	2.39%
Fee Waiver/Expense Reimbursement		(0.96%)	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.80%	1.50%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.80% for Class A shares and 1.50% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio US Microcap Fund Artio U.S. Microcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio US Microcap Fund	183	756	1,374	3,020
Class I, Artio US Microcap Fund	153	660	1,195	2,658

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equities of very small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally invests in securities of companies within a market capitalization range of companies within the Russell 2000 and Russell Microcap Indices at the time of purchase. As of December 31, 2010, the capitalization ranges of the Russell 2000 and Russell Microcap Indices were  $13.23 million to  $4.44 billion and  $3.83 million to  $1.71 billion, respectively.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Calendar Year Total Returns for Class A Shares

Highest quarterly return: 36.95% (for the quarter ended June 30, 2009) Lowest quarterly return: -36.80% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio US Microcap Fund	Label	Inception Date	Past 1 Year	Past 10 Years/Since Inception
Artio U.S. Microcap Fund Return Before Taxes Class A, Artio US Microcap Fund	Class A —Return Before Taxes	Jul 24, 2006	34.47%	5.95%
Artio U.S. Microcap Fund Return Before Taxes Class I, Artio US Microcap Fund	Class I—Return Before Taxes	Jul 24, 2006	34.98%	6.30%
Artio U.S. Microcap Fund Return After Taxes on Distributions Class A, Artio US Microcap Fund	Class A—Return After Taxes on Distributions	Jul 24, 2006	34.47%	5.04%
Artio U.S. Microcap Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio US Microcap Fund	Class A—Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	22.41%	4.62%
Russell 2000 Index	Russell 2000 Index		26.86%	4.31%
Russell Microcap Index	Russell Microcap Index		28.89%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio US Smallcap Fund
Investment Objective
The investment objective of the Artio US Smallcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio US Smallcap Fund Artio U.S. Smallcap Fund		Class A, Artio US Smallcap Fund	Class I, Artio US Smallcap Fund
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.36%	0.32%
Total Annual Fund Operating Expenses	[1]	1.56%	1.27%
Fee Waiver/Expense Reimbursement		(0.06%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.50%	1.20%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio US Smallcap Fund Artio U.S. Smallcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio US Smallcap Fund	153	487	844	1,851
Class I, Artio US Smallcap Fund	122	396	690	1,528

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equity securities of U.S. companies of small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. small-capitalization or “smallcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Adviser will select securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell 2000 Index as of December 31 of the three preceding years. As of December 31, 2010, the capitalization range of the Russell 2000 Index was  $13.23 million to  $4.44 billion and the three year average market capitalization range of the Russell 2000 Index was  $8.35 million to  $4.44 billion.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to large companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and may be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 32.34% (for the quarter ended June 30, 2009) Lowest quarterly return: -30.45% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio US Smallcap Fund	Label	Inception Date	Past 1 Year	Past 10 Years/Since Inception
Artio U.S. Smallcap Fund Return Before Taxes Class A, Artio US Smallcap Fund	Class A –Return Before Taxes	Jul 24, 2006	21.32%	9.24%
Artio U.S. Smallcap Fund Return Before Taxes Class I, Artio US Smallcap Fund	Class I–Return Before Taxes	Jul 24, 2006	21.64%	9.56%
Artio U.S. Smallcap Fund Return After Taxes on Distributions Class A, Artio US Smallcap Fund	Class A–Return After Taxes on Distributions	Jul 24, 2006	21.32%	7.50%
Artio U.S. Smallcap Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio US Smallcap Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	13.86%	7.10%
Russell 2000 Index	Russell 2000 Index		26.86%	4.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio US Midcap Fund
Investment Objective
The investment objective of the Artio US Midcap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio US Midcap Fund Artio U.S. Midcap Fund		Class A, Artio US Midcap Fund	Class I, Artio US Midcap Fund
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.98%	1.79%
Total Annual Fund Operating Expenses	[1]	3.03%	2.59%
Fee Waiver/Expense Reimbursement		(1.68%)	(1.54%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.35%	1.05%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio US Midcap Fund Artio U.S. Midcap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio US Midcap Fund	137	778	1,444	3,227
Class I, Artio US Midcap Fund	107	659	1,237	2,810

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in equity securities of U.S. companies which are between small and large size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. mid-capitalization or “midcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Adviser will select securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell Midcap Index as of December 31 of the three preceding years. As of December 31, 2010, the capitalization range of the Russell Midcap Index was  $231.81 million to  $22.07 billion and the three year average market capitalization range of the Russell Midcap Index was  $107.45 million to  $17.48 billion.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Medium-Sized Companies Risk: Stocks of medium-sized companies or midcap companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies typically have analyst coverage by fewer Wall Street firms and may trade less frequently and be more susceptible to fluctuations in both stock price and company performance than larger companies as they may trade at prices that reflect incomplete or inaccurate information.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.76% (for the quarter ended June 30, 2009) Lowest quarterly return: -32.05% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio US Midcap Fund	Label	Inception Date	Past 1 Year	Past 10 Years/Since Inception
Artio U.S. Midcap Fund Return Before Taxes Class A, Artio US Midcap Fund	Class A –Return Before Taxes	Jul 24, 2006	25.34%	4.88%
Artio U.S. Midcap Fund Return Before Taxes Class I, Artio US Midcap Fund	Class I–Return Before Taxes	Jul 24, 2006	25.70%	5.21%
Artio U.S. Midcap Fund Return After Taxes on Distributions Class A, Artio US Midcap Fund	Class A–Return After Taxes on Distributions	Jul 24, 2006	25.34%	4.30%
Artio U.S. Midcap Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio US Midcap Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	16.47%	3.95%
Russell Midcap Index	Russell Midcap Index		25.47%	4.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Artio US Multicap Fund
Investment Objective
The investment objective of the Artio US Multicap Fund is the long term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Artio US Multicap Fund Artio U.S. Multicap Fund		Class A, Artio U.S. Multicap Fund	Class I, Artio U.S. Multicap Fund
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		1.54%	1.35%
Total Annual Fund Operating Expenses	[1]	2.54%	2.10%
Fee Waiver/Expense Reimbursement		(1.24%)	(1.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.30%	1.00%
[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Artio US Multicap Fund Artio U.S. Multicap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Artio U.S. Multicap Fund	132	672	1,239	2,782
Class I, Artio U.S. Multicap Fund	102	552	1,028	2,344

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Principal Investment Strategies

The Fund normally invests in U.S. equity securities of companies of all sizes. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Invests in companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company’s market capitalization.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Small- to mid-sized companies or companies in developing industries tend to be more vulnerable to adverse developments.

• Small- and Mid-Sized Companies Risk: Securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of larger companies. Compared to larger companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the Fund to establish or close out a position in these securities at prevailing market rates.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance
The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Calendar Year Total Returns for Class A Shares

Highest quarterly return: 21.46% (for the quarter ended June 30, 2009) Lowest quarterly return: -26.84% (for the quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Artio US Multicap Fund	Label	Inception Date	Past 1 Year	Past 10 Years/Since Inception
Artio U.S. Multicap Fund Return Before Taxes Class A, Artio U.S. Multicap Fund	Class A –Return Before Taxes	Jul 24, 2006	17.96%	4.56%
Artio U.S. Multicap Fund Return Before Taxes Class I, Artio U.S. Multicap Fund	Class I–Return Before Taxes	Jul 24, 2006	18.37%	4.90%
Artio U.S. Multicap Fund Return After Taxes on Distributions Class A, Artio U.S. Multicap Fund	Class A–Return After Taxes on Distributions	Jul 24, 2006	17.96%	3.82%
Artio U.S. Multicap Fund Return After Taxes on Distributions and Sale of Fund Shares Class A, Artio U.S. Multicap Fund	Class A–Return After Taxes on Distributions and Sale of Fund Shares	Jul 24, 2006	11.68%	3.58%
Russell 3000 Index	Russell 3000 Index		16.93%	2.68%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	ARTIO GLOBAL INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000887210
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Artio International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in international equity-related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund may invest in companies of all sizes. The Adviser uses both a bottom-up and top-down approach to investments. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”), focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie. pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 34.11% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• May invest in precious metal-related instruments (such as gold, silver, platinum and palladium), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. From time to time the Fund may have significant exposure to gold. Gold is a commodity which has risen significantly over the past decade and historically has been a volatile investment and from time to time subject to government restrictions or prohibitions. Although the Fund is not permitted to make direct investments in gold bullion, it is permitted to invest in gold through the precious-metal related instruments listed above. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund. To the extent precious metal-related instruments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The offshore subsidiary is subject to the same investment restrictions as the Fund.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. From time to time, the Fund’s investments in derivatives may be significant.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie. pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 34.11% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry.

• Foreign Investment Risk: The Fund will primarily invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economics appear to be unrelated. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks association with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time the Fund may have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious-metal related instruments listed above in the Fund’s Principal Investment Strategies. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

Unlike securities which may generate income throughout the Fund’s holding period through dividends or other current payments, the Fund’s investment in precious metal-related instruments results in no income being derived from such investments during the holding period of such instruments. Investments in futures contracts and similar “derivative” instruments related to precious metals also carries additional risks, in that these types of instruments are (i) often more volatile than direct investments in the commodity underlying them, because they commonly involve significant “built in” leverage, and (ii) subject to the risk of default by the counterparty to the contract. For example, a shortage in the supply of gold would have a material effect on the gold market and the market for gold-related instruments which could adversely affect the value of the Fund’s investments in gold-related instruments if, for example, as a result of the shortage there was insufficient gold to cover the underlying instruments resulting in a counterparty default. In addition, the taxable income derived from trading in precious metals and certain contracts and derivatives relating to precious metals may result in negative tax consequences. Finally, if, the Fund holds its precious metal investments in book account, such investments would subject the Fund to the credit risk of the party holding the precious metals.

In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) the Fund is limited in the amount of income that it may derive from certain sources, such as investments in many precious-metal related instruments, to 10% of gross income on an annual basis (See “Additional Information Concerning Taxes” in the Fund’s Statement of Additional Information). The Fund has established a wholly-owned subsidiary in the Cayman Islands which is intended to provide the Fund with exposure to the precious metal-related commodity markets consistent with the limitations of Subchapter M of the Code. The Fund received a private letter ruling from the IRS which concludes that the income from the subsidiary is qualifying income under Subchapter M of the Code.

The Adviser closely monitors the income derived from precious-metal related instruments in order to comply with the requirements of Subchapter M. Compliance with this provision of the Code may require the recognition of gains through the sale of securities and other investments not subject to the 10% gross income limitation. This would cause the Fund to recognize income earlier, or at less favorable tax rates, than might otherwise be the case.

The gold market is a global marketplace which trades both Over-the-Counter (“OTC”) and through various exchanges. The OTC market generally consists of transactions in spot, forward, options and other derivatives, while exchange-traded transactions consist of futures and options.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 22.02% (for the quarter ended June 30, 2009) Lowest quarterly return: -22.45% (for the quarter ended September 30, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio International Equity Fund | Class A, Artio International Equity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(18.93%)
2002	rr_AnnualReturn2002	(3.59%)
2003	rr_AnnualReturn2003	35.92%
2004	rr_AnnualReturn2004	23.22%
2005	rr_AnnualReturn2005	17.06%
2006	rr_AnnualReturn2006	31.75%
2007	rr_AnnualReturn2007	17.56%
2008	rr_AnnualReturn2008	(43.87%)
2009	rr_AnnualReturn2009	23.34%
2010	rr_AnnualReturn2010	8.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.02%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Artio International Equity Fund | Class I, Artio International Equity Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Artio International Equity Fund | Return Before Taxes | Class A, Artio International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	8.52%
Past 5 Years	rr_AverageAnnualReturnYear05	3.08%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Artio International Equity Fund | Return Before Taxes | Class I, Artio International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Past 1 Year	rr_AverageAnnualReturnYear01	8.82%
Past 5 Years	rr_AverageAnnualReturnYear05	3.33%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Artio International Equity Fund | Return After Taxes on Distributions | Class A, Artio International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	8.24%
Past 5 Years	rr_AverageAnnualReturnYear05	1.84%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Artio International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio International Equity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 4, 1993
Past 1 Year	rr_AverageAnnualReturnYear01	5.90%
Past 5 Years	rr_AverageAnnualReturnYear05	2.50%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Artio International Equity Fund II
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio International Equity Fund II
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio International Equity Fund II is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year and that all dividends and capital gains distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 123% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in international equity-related instruments, including emerging markets. The Fund normally excludes investments in the U.S. The Fund invests in mid-size and larger companies. The Adviser generally uses a bottom-up approach that focuses on company-specific factors for selecting securities in developed markets. The Adviser generally uses a top-down approach for investments in emerging markets, indices and exchange traded funds (“ETFs”) focusing on economic and geopolitical factors in a given area. The Adviser generally uses both a bottom-up and top-down approach in Japan.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 31.96% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• Invests in companies that the Adviser considers to be midcap and larger companies, which the Adviser currently views to be companies that generally have a market capitalization greater than  $2.5 billion as determined at the time of purchase.

• May invest in precious metal-related instruments (such as gold, silver, platinum and palladium), including (i) the equity securities of companies that explore for, extract, process or deal in precious metals, and related options or warrants thereof, (ii) asset-based securities indexed to the value of such metals, such as ETFs, and related options thereof (iii) precious metal related structured notes, futures and options on futures, swaps, and (iv) commodity pools and other indirect investments in precious metals (collectively “precious metal-related instruments”). Investments in precious metal-related instruments may be purchased when they are believed to be attractively priced in relation to the value of a company’s precious metal-related assets or when values of precious metal-related instruments are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. From time to time the Fund may have significant exposure to gold. Gold is a commodity which has risen significantly over the past decade and historically has been a volatile investment and from time to time subject to government restrictions or prohibitions. The Fund may enter into these precious metal-related instruments directly or gain exposure to these instruments indirectly by investing in an offshore subsidiary of the Fund. To the extent precious metal-related instruments are held through an offshore subsidiary of the Fund, such subsidiary will not be subject to U.S. laws (including securities laws) and their protections. An offshore subsidiary is subject to the laws of a foreign jurisdiction, which can be affected by developments in that jurisdiction. The offshore subsidiary is subject to the same investment restrictions as the Fund.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. From time to time, the Fund’s investments in derivatives may be significant.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of issuers located anywhere in the world, normally excluding the U.S. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• To achieve its investment goal the Fund may use derivatives to a substantial extent under certain market conditions. However, as of October 31, 2010, the Fund had 0.00% of its net assets invested in derivatives other than foreign exchange contracts. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for more current information on the Fund’s investments in derivatives.

• Invests up to 35% of its net assets in emerging market securities. In an effort to maximize returns to investors, the Adviser, from time to time, manages the Fund very close to its limit in emerging markets. As of October 31, 2010, the Fund had 31.96% of its net assets invested in emerging market securities. Please go to www.artioglobal.com/documents/factsheet_ie2.pdf for a more current percentage of the Fund invested in emerging market securities.

• Ordinarily invests at least 65% of its total assets in no fewer than three different countries outside the U.S.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate.

Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions.

• Precious Metals Risk: The Fund’s investments in precious metals (e.g. gold, silver, platinum and palladium) and precious metal-related instruments can fluctuate due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation including the possibility that the U.S. government could restrict or prohibit the ownership of gold, and resource availability and demand. Changes in the political climate for major precious metal producers such as China, Australia, South Africa, Russia, the United States, Peru and Canada may have a direct impact on worldwide precious metal prices. Based on historical experience, during periods of economic or fiscal instability precious metal-related instruments may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies, which may, in turn, adversely affect the financial condition of such companies.

From time to time the Fund may have significant exposure to gold. Although the Fund is not permitted to make direct investments in gold bullion, the Fund is permitted to invest in gold through the precious-metal related instruments listed above in the Fund’s Principal Investment Strategies. While gold has risen significantly over the past decade, gold prices have historically been volatile and from time to time susceptible to specific political and economic risks including changes in U.S. or foreign tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of a Fund’s investments in such securities may also be affected. Gold and other precious metal-related instruments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold and other precious metal-related instruments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund may invest up to 20% of its net assets in a wholly-owned subsidiary of the Fund formed in the Cayman Islands, which has the same investment objective as the Fund and has a strategy of investing in commodity-based futures, commodity-based over-the-counter (“OTC”) options, commodity-based options on futures, commodity-based exchanged traded funds (“ETFs”), OTC and exchange traded options on commodity-based ETFs, commodity-based total return swaps, commodity-based credit linked/participatory notes and warrants, commodity pools, and investments in precious metals.

Unlike securities which may generate income throughout the Fund’s holding period through dividends or other current payments, the Fund’s investment in precious metal-related instruments results in no income being derived from such investments during the holding period of such instruments. Investments in futures contracts and similar “derivative” instruments related to precious metals also carries additional risks, in that these types of instruments are (i) often more volatile than direct investments in the commodity underlying them, because they commonly involve significant “built in” leverage, and (ii) subject to the risk of default by the counterparty to the contract. For example, a shortage in the supply of gold would have a material affect on the gold market and the market for gold-related instruments which could adversely affect the value of the Fund’s investments in gold-related instruments if, for example, as a result of the shortage there was insufficient gold to cover the underlying instruments resulting in a counterparty default. In addition, the taxable income derived from trading in precious metals and certain contracts and derivatives relating to precious metals may result in negative tax consequences.

Finally, if, the Fund holds its precious metal investments in book account, such investments would subject the Fund to the credit risk of the party holding the precious metals.

In order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) the Fund is limited in the amount of income that it may derive from certain sources, such as investments in many precious-metal related instruments, to 10% of gross income on an annual basis (See “Additional Information Concerning Taxes” in the Fund’s Statement of Additional Information). The Fund has established a wholly-owned subsidiary in the Cayman Islands which is intended to provide the Fund with exposure to the precious metal-related commodity markets consistent with the limitations of Subchapter M of the Code. The Fund received a private letter ruling from the IRS which concludes that the income from the subsidiary is qualifying income under Subchapter M of the Code.

The Adviser closely monitors the income derived from precious-metal related instruments in order to comply with the requirements of Subchapter M. Compliance with this provision of the Code may require the recognition of gains through the sale of securities and other investments not subject to the 10% gross income limitation. This would cause the Fund to recognize income earlier, or at less favorable tax rates, than might otherwise be the case.

The gold market is a global marketplace which trades both Over-the-Counter (“OTC”) and through various exchanges. The OTC market generally consists of transactions in spot, forward, options and other derivatives, while exchange-traded transactions consist of futures and options.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

• Subsidiary Risk: By investing in the wholly-owned subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the subsidiary will be achieved.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.94% (for the quarter ended June 30, 2009) Lowest quarterly return: -19.71% (for the quarter ended September 30, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio International Equity Fund II | Class A, Artio International Equity Fund II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	28.63%
2007	rr_AnnualReturn2007	16.17%
2008	rr_AnnualReturn2008	(40.52%)
2009	rr_AnnualReturn2009	24.48%
2010	rr_AnnualReturn2010	7.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.94%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.71%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Artio International Equity Fund II | Class I, Artio International Equity Fund II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
Artio International Equity Fund II | Return Before Taxes | Class A, Artio International Equity Fund II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	7.78%
Past 5 Years	rr_AverageAnnualReturnYear05	3.58%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Artio International Equity Fund II | Return Before Taxes | Class I, Artio International Equity Fund II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	7.97%
Past 5 Years	rr_AverageAnnualReturnYear05	3.86%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	6.51%
Artio International Equity Fund II | Return After Taxes on Distributions | Class A, Artio International Equity Fund II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	7.42%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Artio International Equity Fund II | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio International Equity Fund II
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	May 4, 2005
Past 1 Year	rr_AverageAnnualReturnYear01	5.38%
Past 5 Years	rr_AverageAnnualReturnYear05	2.96%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Artio Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in investment grade fixed income securities. The majority of the strategy will be focused on U.S. dollar-denominated securities. However, the Fund may incorporate issues denominated in other currencies including those in emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s expectation to U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• May invest in a diversified portfolio of fixed income securities of domestic and international issuers.

• Invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets.

• Managed to have a duration of approximately plus or minus one year relative to its benchmark, which is currently the Barclays Capital US Aggregate Bond Index. As of October 31, 2010, the duration of the Barclays Capital US Aggregate Bond Index was 4.59 years. Please go to www.artioglobal.com/documents/factsheet_trb.pdf for more current information on the Fund’s duration.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

• Invests in mortgage-backed and other asset-backed securities, including corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2010 the Fund had 7.79% of its net assets invested in government sponsored mortgage-backed securities and an additional 33.13% of its net assets in other asset-backed securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade fixed income securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 6.71% (for the quarter ended June 30, 2002) Lowest quarterly return: -2.94% (for the quarter ended June 30, 2004)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio Total Return Bond Fund | Class A, Artio Total Return Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.69%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	389
10 Years	rr_ExpenseExampleYear10	870
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	5.94%
2002	rr_AnnualReturn2002	14.13%
2003	rr_AnnualReturn2003	9.72%
2004	rr_AnnualReturn2004	5.67%
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	4.79%
2007	rr_AnnualReturn2007	7.45%
2008	rr_AnnualReturn2008	0.54%
2009	rr_AnnualReturn2009	10.37%
2010	rr_AnnualReturn2010	7.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.94%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Artio Total Return Bond Fund | Class I, Artio Total Return Bond Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.44%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	555
Artio Total Return Bond Fund | Return Before Taxes | Class A, Artio Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	7.65%
Past 5 Years	rr_AverageAnnualReturnYear05	6.11%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	6.77%
Artio Total Return Bond Fund | Return Before Taxes | Class I, Artio Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1999
Past 1 Year	rr_AverageAnnualReturnYear01	7.92%
Past 5 Years	rr_AverageAnnualReturnYear05	6.38%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Artio Total Return Bond Fund | Return After Taxes on Distributions | Class A, Artio Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	5.54%
Past 5 Years	rr_AverageAnnualReturnYear05	4.29%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Artio Total Return Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio Total Return Bond Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
Past 1 Year	rr_AverageAnnualReturnYear01	5.40%
Past 5 Years	rr_AverageAnnualReturnYear05	4.18%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Artio Global High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Global High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Global High Income Fund is to maximize total return, principally through a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and secondarily through capital appreciation.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in lower quality, high income producing investments. The majority of the strategy is directed toward below investment grade securities denominated in U.S. dollars. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative. However, the Fund may also invest in non-U.S. dollar securities including those in emerging markets. The Adviser uses a top-down/bottom-up process which brings together insights related to issue, industry, asset class, macroeconomics, maturity and sector. The Adviser seeks to identify stable to improving investment opportunities through an approach which examines the industry in which an issuer operates as well as how that industry is evolving. Further analysis is directed at determining how the issuer is positioned, its strengths and weaknesses, and other factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

• Invests in securities issued by corporations, banks, governments, government entities and supranational organizations.

• Normally invests at least 60% of its net assets in U.S. dollar denominated securities.

• Ordinarily invests in no fewer than three different countries outside the U.S.

• Invests in securities the Adviser believes exhibit stable to improving credit terms based on industry characteristics and trends, company positioning and management strategy.

• Invests in bank loans.

• May invest in delayed funding loans and revolving credit facilities.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including high income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in a diversified portfolio of high income producing instruments of issuers located throughout the world, including in emerging market countries. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Invests in fixed income securities, debt instruments convertible into common stock, preferred stock and swaps.

• Invests in securities issued by corporations, banks, governments, government entities and supranational organizations.

• Normally invests at least 60% of its net assets in U.S. dollar denominated securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Below Investment Grade Securities Risk: The Fund’s investments in lower quality debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. From time to time, as a result of significant adverse market conditions, some investments the Fund may purchase may become illiquid which may cause the Fund difficulty in meeting redemptions.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Bank Loan Risk: There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

• Delayed Funding Loans and Revolving Credit Facilities Risk: There are a number of risks associated with an investment in delayed funding loans and revolving credit facilities including credit, interest rate and liquidity risk and the risks of being a lender. There may be circumstances under which the borrowing issuer’s credit risk may be deteriorating and yet the Fund may be obligated to make loans to the borrowing issuer as the borrowing issuer’s credit continues to deteriorate, including at a time when the borrowing issuer’s financial condition makes it unlikely that such amounts will be repaid. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.92% (for the quarter ended June 30, 2009) Lowest quarterly return: -18.97% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio Global High Income Fund | Class A, Artio Global High Income Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1],[3]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	26.36%
2004	rr_AnnualReturn2004	11.46%
2005	rr_AnnualReturn2005	4.40%
2006	rr_AnnualReturn2006	11.22%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	(24.17%)
2009	rr_AnnualReturn2009	54.56%
2010	rr_AnnualReturn2010	12.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.92%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.97%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio Global High Income Fund | Class I, Artio Global High Income Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1],[3]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
Artio Global High Income Fund | Return Before Taxes | Class A, Artio Global High Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	12.28%
Past 5 Years	rr_AverageAnnualReturnYear05	8.80%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	10.57%
Artio Global High Income Fund | Return Before Taxes | Class I, Artio Global High Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 30, 2003
Past 1 Year	rr_AverageAnnualReturnYear01	12.55%
Past 5 Years	rr_AverageAnnualReturnYear05	9.05%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	10.89%
Artio Global High Income Fund | Return After Taxes on Distributions | Class A, Artio Global High Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	8.43%
Past 5 Years	rr_AverageAnnualReturnYear05	5.84%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Artio Global High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio Global High Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2002
Past 1 Year	rr_AverageAnnualReturnYear01	8.10%
Past 5 Years	rr_AverageAnnualReturnYear05	5.75%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.26%
Artio Local Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio Local Emerging Markets Debt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio Local Emerging Markets Debt Fund is a high level of total return consisting of income and capital appreciation.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in a non-diversified portfolio of fixed income instruments denominated in emerging market currencies. The Adviser’s investment process is centered on analyzing macroeconomic factors across emerging market countries. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s expectations concerning U.S. and global economic cycles.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income instruments including forward foreign exchange contracts denominated in emerging market currencies. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• The Fund will invest in fixed income instruments issued by governments, supranational entities, quasi—governmental institutions and corporations that are economically tied to the emerging markets.

• The Fund will be managed to have a duration of approximately plus or minus four years relative to its benchmark, which is currently the JPM Global Bond Index—Emerging Markets Global Diversified Index. As of October 31, 2010, the duration of the JPM Global Bond Index—Emerging Markets Global Diversified Index was 4.51 years.

• Invests in derivatives for hedging and non-hedging purposes. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund typically uses derivatives as a substitute for taking a position in an underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund expects that derivative instruments will include, but are not limited to, futures contracts, forward contracts, non-deliverable forwards, options, options on futures, swaps, interest rate warrants, and structured notes. A forward contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily both of which reduce liquidity risk. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments such as streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. A credit default swap is a credit derivative contract between two counterparties. The buyer makes periodic payments to the seller, and in return receives protection if an underlying financial instrument defaults. From time to time, the Fund’s investments in derivatives may be significant. In addition, the Fund may also enter into a short position through the use of futures, forwards and swap contracts.

• The Fund may invest in below investment grade securities.

• The Fund may invest in emerging market currencies which may be accomplished through the use of forward foreign exchange contracts or other derivative instruments.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in fixed income instruments including forward foreign exchange contracts denominated in emerging market currencies. The Fund may invest in derivatives denominated in any currency and such instruments will be included under the 80% of net assets policy provided the underlying asset is a fixed income or currency instrument denominated in an emerging market currency. In defining emerging markets, the Adviser may consider, but is not bound by the classifications of the World Bank and will generally invest in countries other than the U.S., Japan, Australia, Canada, New Zealand and the developed countries in Western Europe. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global securities markets and the world economy have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Diversification Risk: As a non-diversified mutual fund, the Fund may invest a greater portion of its assets in the securities of a single issuer or similar types of issuers, and, as a result, may be subject to greater fluctuations in share price due to changes in the market value of a single investment or similar types of investments.

• Foreign Investment Risk: The Fund will invest in foreign securities which may lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, expropriation or other confiscation or capital controls, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

• Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in countries of Central and Eastern Europe and former states of the Soviet Union, including Russia, are subject to greater risk of expropriation of private industry and a partial or total loss of an investment in such foreign securities.

• Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

• Below Investment Grade Securities Risk: The Fund’s investments in lower quality debt securities are generally more speculative, less liquid and subject to higher incidence of default than investment grade securities.

• Maturity Risk: The Fund’s investments in fixed income securities may lose value because of declines in the bond market; longer-term securities are generally more volatile. Duration takes into account the pattern of a security’s cash flow over time, including the way cash flow may be affected by prepayments and interest rate changes.

• Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with longer durations.

• Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond will be unable to repay interest and principal in a timely manner. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

• Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

• Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Regulatory Risk: Foreign companies may not be registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Fund’s shareholders.

• Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can be complex instruments and can involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the anticipated effect.

Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

The Fund may substantially increase its use of derivatives in response to unusual market conditions that limit the Fund’s investment opportunities.

• Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

• Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Diversification Risk: As a non-diversified mutual fund, the Fund may invest a greater portion of its assets in the securities of a single issuer or similar types of issuers, and, as a result, may be subject to greater fluctuations in share price due to changes in the market value of a single investment or similar types of investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.
Artio Local Emerging Markets Debt Fund | Class A, Artio Local Emerging Markets Debt Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[5]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	489
Artio Local Emerging Markets Debt Fund | Class I, Artio Local Emerging Markets Debt Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.93%	[5]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	410
Artio U.S. Microcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Microcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Microcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equities of very small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally invests in securities of companies within a market capitalization range of companies within the Russell 2000 and Russell Microcap Indices at the time of purchase. As of December 31, 2010, the capitalization ranges of the Russell 2000 and Russell Microcap Indices were  $13.23 million to  $4.44 billion and  $3.83 million to  $1.71 billion, respectively.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. micro-capitalization or “microcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.

Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 36.95% (for the quarter ended June 30, 2009) Lowest quarterly return: -36.80% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio U.S. Microcap Fund | Class A, Artio US Microcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.96%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.80%	[6]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	1,374
10 Years	rr_ExpenseExampleYear10	3,020
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	(0.43%)
2008	rr_AnnualReturn2008	(50.10%)
2009	rr_AnnualReturn2009	63.83%
2010	rr_AnnualReturn2010	34.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.80%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio U.S. Microcap Fund | Class I, Artio US Microcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[6]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,195
10 Years	rr_ExpenseExampleYear10	2,658
Artio U.S. Microcap Fund | Return Before Taxes | Class A, Artio US Microcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A —Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	34.47%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Artio U.S. Microcap Fund | Return Before Taxes | Class I, Artio US Microcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I—Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	34.98%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Artio U.S. Microcap Fund | Return After Taxes on Distributions | Class A, Artio US Microcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A—Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	34.47%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Artio U.S. Microcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio US Microcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A—Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	22.41%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.62%
Artio U.S. Smallcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Smallcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Smallcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equity securities of U.S. companies of small size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. small-capitalization or “smallcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Adviser will select securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell 2000 Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell 2000 Index as of December 31 of the three preceding years. As of December 31, 2010, the capitalization range of the Russell 2000 Index was  $13.23 million to  $4.44 billion and the three year average market capitalization range of the Russell 2000 Index was  $8.35 million to  $4.44 billion.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. small-capitalization or “smallcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Small Company Risk: Stocks of small companies tend to be more volatile and less liquid than stocks of larger companies. Compared to large companies, small companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information. Small companies or microcap companies may have a shorter history of operations, less access to financing and a less diversified product line and may be more susceptible to market pressures and therefore have more volatile stock prices and company performance than larger companies.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Funds wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 32.34% (for the quarter ended June 30, 2009) Lowest quarterly return: -30.45% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio U.S. Smallcap Fund | Class A, Artio US Smallcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.50%	[7]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	487
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,851
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	11.31%
2008	rr_AnnualReturn2008	(42.48%)
2009	rr_AnnualReturn2009	64.41%
2010	rr_AnnualReturn2010	21.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio U.S. Smallcap Fund | Class I, Artio US Smallcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[7]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	1,528
Artio U.S. Smallcap Fund | Return Before Taxes | Class A, Artio US Smallcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	21.32%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Artio U.S. Smallcap Fund | Return Before Taxes | Class I, Artio US Smallcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	21.64%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	9.56%
Artio U.S. Smallcap Fund | Return After Taxes on Distributions | Class A, Artio US Smallcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	21.32%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Artio U.S. Smallcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio US Smallcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	13.86%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Artio U.S. Midcap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Midcap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Midcap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 141% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	141.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in equity securities of U.S. companies which are between small and large size. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. mid-capitalization or “midcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Generally, the Adviser will select securities of companies whose market capitalization at the time of purchase falls (i) within the market capitalization range of companies within the Russell Midcap Index or (ii) within the range of the three year average minimum and maximum market capitalizations of companies in the Russell Midcap Index as of December 31 of the three preceding years. As of December 31, 2010, the capitalization range of the Russell Midcap Index was  $231.81 million to  $22.07 billion and the three year average market capitalization range of the Russell Midcap Index was  $107.45 million to  $17.48 billion.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in equity securities of U.S. mid-capitalization or “midcap” companies, as determined at the time of purchase. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Companies in developing industries tend to be more vulnerable to adverse developments.

• Medium-Sized Companies Risk: Stocks of medium-sized companies or midcap companies tend to be more volatile and less liquid than stocks of larger companies. Compared to larger companies, medium-sized companies typically have analyst coverage by fewer Wall Street firms and may trade less frequently and be more susceptible to fluctuations in both stock price and company performance than larger companies as they may trade at prices that reflect incomplete or inaccurate information.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.76% (for the quarter ended June 30, 2009) Lowest quarterly return: -32.05% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio U.S. Midcap Fund | Class A, Artio US Midcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.03%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.68%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[8]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	778
5 Years	rr_ExpenseExampleYear05	1,444
10 Years	rr_ExpenseExampleYear10	3,227
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(45.83%)
2009	rr_AnnualReturn2009	49.29%
2010	rr_AnnualReturn2010	25.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.76%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.05%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio U.S. Midcap Fund | Class I, Artio US Midcap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.54%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[8]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	659
5 Years	rr_ExpenseExampleYear05	1,237
10 Years	rr_ExpenseExampleYear10	2,810
Artio U.S. Midcap Fund | Return Before Taxes | Class A, Artio US Midcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	25.34%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Artio U.S. Midcap Fund | Return Before Taxes | Class I, Artio US Midcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	25.70%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Artio U.S. Midcap Fund | Return After Taxes on Distributions | Class A, Artio US Midcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	25.34%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Artio U.S. Midcap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio US Midcap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	16.47%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Artio U.S. Multicap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artio US Multicap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Artio US Multicap Fund is the long term growth of capital.
Fees and Expenses of the Fund	agif887210_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. While your return may vary, the example also assumes that your investment has a 5% return each year, all dividends and capital gains distributions are reinvested and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	agif887210_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 93% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	93.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests in U.S. equity securities of companies of all sizes. The Fund generally invests in forty to seventy companies. The Adviser generally selects securities using a “bottom-up” approach that focuses on company-specific factors.

• Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.

• Invests in companies the Adviser believes offer the best long-term capital appreciation potential, irrespective of a company’s market capitalization.

• Invests in “growth” and “value” securities. Growth securities are those whose earnings are expected to grow at an above average rate relative to the market. Value securities appear undervalued and thus trade at a lower price relative to their fundamentals.

• The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund will invest at least 80% of its net assets (including equity related futures, options, swaps and other instruments as well as borrowings for investment purposes) in U.S. equity securities. The Fund will provide shareholders with at least 60 days notice prior to any changes in this policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Recent events witnessed within markets and economies worldwide have led to significant volatility within the U.S. securities markets, increasing the risks associated with an investment in the Fund. Investments in the Fund carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund:

• Stock Market Risk: The Fund will invest in equity securities that may lose value because of declines in the stock market and may be adversely affected by market conditions and factors related to a particular company or industry. Small- to mid-sized companies or companies in developing industries tend to be more vulnerable to adverse developments.

• Small- and Mid-Sized Companies Risk: Securities of small and mid-sized companies tend to be more vulnerable to adverse developments and are more volatile and less liquid than securities of larger companies. Compared to larger companies, small and mid-sized companies tend to have analyst coverage by fewer Wall Street firms and may trade at prices that reflect incomplete or inaccurate information about the issuers of the securities or have less market interest for such securities. Investments in small or mid-sized companies may involve special risks, including risks associated with dependence on a small management group, little or no operating history, little or no track record of success, and limited non-diversified product lines, markets and financial resources. The securities of small and mid-sized companies may be illiquid, restricted as to resale, or may trade less frequently and in smaller volume than more widely held securities, which may make it difficult for the Fund to establish or close out a position in these securities at prevailing market rates.

• Liquidity Risk: Particular investments may be difficult to purchase or sell. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

• Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

• Redemption Risk: The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.
Performance	agif887210_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance. Returns for Class I shares will differ to the extent Class I has lower expenses. Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns (before and after taxes) are based on past results and are not an indication of future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at the Fund’s website: www.artiofunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artiofunds.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest quarterly return: 21.46% (for the quarter ended June 30, 2009) Lowest quarterly return: -26.84% (for the quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ.
Artio U.S. Multicap Fund | Class A, Artio U.S. Multicap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[9]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	672
5 Years	rr_ExpenseExampleYear05	1,239
10 Years	rr_ExpenseExampleYear10	2,782
Annual Total Returns	rr_BarChartTableAbstract
2007	rr_AnnualReturn2007	4.13%
2008	rr_AnnualReturn2008	(42.58%)
2009	rr_AnnualReturn2009	47.01%
2010	rr_AnnualReturn2010	17.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Artio U.S. Multicap Fund | Class I, Artio U.S. Multicap Fund
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[9]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	552
5 Years	rr_ExpenseExampleYear05	1,028
10 Years	rr_ExpenseExampleYear10	2,344
Artio U.S. Multicap Fund | Return Before Taxes | Class A, Artio U.S. Multicap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A –Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	17.96%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Artio U.S. Multicap Fund | Return Before Taxes | Class I, Artio U.S. Multicap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I–Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	18.37%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Artio U.S. Multicap Fund | Return After Taxes on Distributions | Class A, Artio U.S. Multicap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	17.96%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Artio U.S. Multicap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Artio U.S. Multicap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A–Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2006
Past 1 Year	rr_AverageAnnualReturnYear01	11.68%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
MSCI All Country World ex-U.S. Index | Inception Period, Since 10/4/93
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-U.S. Index
Past 1 Year	rr_AverageAnnualReturnYear01	11.15%
Past 5 Years	rr_AverageAnnualReturnYear05	4.82%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
MSCI All Country World ex-U.S. Index | Inception Period, Since 5/4/05
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex-U.S. Index
Past 1 Year	rr_AverageAnnualReturnYear01	11.15%
Past 5 Years	rr_AverageAnnualReturnYear05	4.82%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Barclays Capital US Aggregate Bond Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital US Aggregate Bond Index
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Bank of America Global High Yield Constrained Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Global High Yield Constrained Index
Past 1 Year	rr_AverageAnnualReturnYear01	13.76%
Past 5 Years	rr_AverageAnnualReturnYear05	9.19%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
Past 1 Year	rr_AverageAnnualReturnYear01	26.86%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Russell Microcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Microcap Index
Past 1 Year	rr_AverageAnnualReturnYear01	28.89%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Russell Midcap Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap Index
Past 1 Year	rr_AverageAnnualReturnYear01	25.47%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
Past 1 Year	rr_AverageAnnualReturnYear01	16.93%
Past 10 Years/Since Inception	rr_AverageAnnualReturnSinceInception	2.68%

[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the "Financial Highlights" section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[2]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[3]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 1.00% for Class A shares and 0.75% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[4]	"Other Expenses'" are based on estimated amounts for the current fiscal year.
[5]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.20% for Class A shares and 0.93% for Class I shares. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[6]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.80% for Class A shares and 1.50% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[7]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.50% for Class A shares and 1.20% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[8]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.35% for Class A shares and 1.05% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[9]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 29, 2012 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets are limited to 1.30% for Class A shares and 1.00% for Class I shares. Acquired Fund Fees and Expenses are excluded from this calculation. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.